Investments in Associates - Summary of Information in Associates of Company and Company's Ownership (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates and joint ventures [line items]
Beginning balance	R$ 286,947
Interest in earnings (losses) of associates	(17,162)	R$ 4,440	R$ (7,978)
Ending balance	301,342	286,947
Associates [member]
Disclosure of associates and joint ventures [line items]
Beginning balance	286,947	184,376
Interest in earnings (losses) of associates	17,162	(4,440)
Reclassification from non-current assets held for sale		86,068
Other comprehensive income	4,042	(90)
Dividends	(16,230)	(9,967)
Capital increase	14,506	28,802
Other	(5,085)	2,198
Ending balance	R$ 301,342	286,947	184,376
Tellus Brasil Participacoes S.A. [member] | Associates [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the associate	65,957,282
Shares held by Cosan	33,638,214
Cosan ownership interest	51.00%
Economic benefits %	5.00%
Beginning balance	R$ 97,002	99,638
Interest in earnings (losses) of associates	4,972	5
Dividends	(3,251)	(2,641)
Ending balance	R$ 98,723	97,002	99,638
Novvi Limited Liability Company [member] | Associates [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the associate	620,002
Shares held by Cosan	200,000
Cosan ownership interest	32.26%
Economic benefits %	32.26%
Beginning balance	R$ 18,838	6,783
Interest in earnings (losses) of associates	(7,665)	(8,917)
Other comprehensive income	583
Capital increase		20,972
Ending balance	R$ 11,756	18,838	6,783
Janus Brasil Participacoes S.A. [member] | Associates [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the associate	1,907,000
Shares held by Cosan	934,430
Cosan ownership interest	51.00%
Economic benefits %	5.00%
Beginning balance	R$ 33,998	23,713
Interest in earnings (losses) of associates	3,014	3,938
Other comprehensive income	3,181	(90)
Dividends	(1,840)	(1,393)
Capital increase	13,073	7,830
Ending balance	R$ 51,426	33,998	23,713
Radar Propriedades Agricolas S.A. [member] | Associates [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the associate	1,735,703
Shares held by Cosan	531,125
Cosan ownership interest	51.00%
Economic benefits %	3.00%
Beginning balance	R$ 55,148
Interest in earnings (losses) of associates	3,128	(1,013)
Reclassification from non-current assets held for sale		56,161
Other comprehensive income	232
Dividends	(976)
Ending balance	R$ 57,532	55,148
Radar II Propriedades Agricolas S.A. [member] | Associates [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the associate	81,440,221
Shares held by Cosan	24,920,708
Cosan ownership interest	51.00%
Economic benefits %	3.00%
Beginning balance	R$ 30,537
Interest in earnings (losses) of associates	1,704	90
Reclassification from non-current assets held for sale		29,907
Other comprehensive income	46
Dividends	(1,161)
Other		540
Ending balance	R$ 31,126	30,537
Usina Santa Luiza SA [member] | Associates [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the associate	28,553,200
Shares held by Cosan	9,516,782
Cosan ownership interest	33.33%
Economic benefits %	33.33%
Interest in earnings (losses) of associates	R$ 8,979
Capital increase	1,433
Other	(6,023)
Ending balance	4,389
Other investments [member] | Associates [member]
Disclosure of associates and joint ventures [line items]
Beginning balance	51,424	54,242
Interest in earnings (losses) of associates	3,030	1,457
Dividends	(9,002)	(5,933)
Other	938	1,658
Ending balance	R$ 46,390	R$ 51,424	R$ 54,242